Summary of Significant Accounting Policies - Additional Information (Detail)			1 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended
	Aug. 09, 2023 USD ($) shares	Jul. 09, 2023	Oct. 31, 2022 USD ($)	Mar. 31, 2024 USD ($) yr Segment	Dec. 31, 2023 USD ($) yr	Dec. 31, 2023 USD ($) yr Segment	Dec. 31, 2022 USD ($)
Number of operating segments | Segment				1		1
Cash in excess of federally insured limits				$ 392,161
Cash in excess of federally insured limits from continuing operations					$ 2,518,378	$ 2,518,378
Cash in excess of federally insured limits from discontinued operations					554,277	554,277
Cash equivalents				15,107	30,000	30,000	$ 0
Loss on the write-down						4,754,357
Reserve for inventory obsolescense					0	0
Capitalized offering costs wrote off			$ 1,278,062
Deferred offering costs							394,147
Goodwill or intangible asset impairment charges recognized						0	0
Change in the fair value of the earnout liability						13,482,292
Services accounted for consideration payable and reduction of transaction price					440,784	$ 440,784
Revenue, performance obligation, description of timing						The Company has elected to apply the significant financing practical expedient, as allowed under ASC 606. As a result, the Company does not adjust the promised amount of consideration in a customer contract for the effects of a significant financing component when the period of time between when we transfer a promised good or service to a customer and when the customer pays for the good or service will be one year or less.
Revenue, performance obligation, description of payment terms						The Company has standard payment terms that generally require payment within approximately 60-120 days.
Unrecognized tax benefits				0	0	$ 0	0
Accrued for interest and penalties				$ 0	0	$ 0	$ 0
Income tax examination, years under examination				2018		2019 2020 2021 2022
Business combination trasaction cost						$ 1,581,070
Sales and marketing expenses				$ 100,000	6,829,520
Severance unpaid					$ 452,579	$ 452,579
Customer Contracts [Member]
Finite-lived intangible assets, amortization period				20 years	20 years	20 years
Trade Names [Member]
Finite-lived intangible assets, amortization period				7 years	7 years	7 years
Intellectual Property [Member]
Finite-lived intangible assets, amortization period				7 years	7 years	7 years
Patents [Member]
Finite-lived intangible assets, amortization period				16 years	16 years	16 years
Forward Purchase Agreement [Member] | Level 3 [Member]
Derivative Asset, Valuation Technique [Extensible Enumeration]		Valuation Technique, Option Pricing Model [Member]		Valuation Technique, Option Pricing Model [Member]	Valuation Technique, Option Pricing Model [Member]	Valuation Technique, Option Pricing Model [Member]
Derivative Asset, term		1 year
Forward Purchase Agreement [Member] | Level 3 [Member] | Share Price [Member]
Derivative Asset, Measurement Input				2.56	3.81	3.81
Forward Purchase Agreement [Member] | Level 3 [Member] | Termination Fee [Member]
Derivative Asset, Measurement Input		0.5		0.5	0.5	0.5
Forward Purchase Agreement [Member] | Level 3 [Member] | Debt Rate [Member]
Derivative Asset, Measurement Input		0.1435		0.1307	0.1295	0.1295
Forward Purchase Agreement [Member] | Level 3 [Member] | Expected Term (years) [Member]
Derivative Asset, Measurement Input | yr				0.29	0.54	0.54
Series A Convertible Voting Preferred Stock [Member]
Stock issued to Puritan to rescind Acceleration Notice (in Shares) | shares	4,243
AxBio [Member]
Goodwill					$ 19,188,278	$ 19,188,278
Minimum [Member]
Finite-lived intangible assets, amortization period					7 years	7 years
Revenue, remaining performance obligation, expected timing of satisfaction, period					60 days	60 days
Maximum [Member]
Finite-lived intangible assets, amortization period					20 years	20 years
Revenue, remaining performance obligation, expected timing of satisfaction, period					120 days	120 days
Maximum [Member] | Common Stock [Member]
Performance-based earn-outs liability	$ 66,000,000
Maximum [Member] | Cash Earnout [Member]
Performance-based earn-outs liability	$ 9,000,000
Equipment [Member] | Minimum [Member]
Property and equipment estimated useful lives				5 years	5 years	5 years
Equipment [Member] | Maximum [Member]
Property and equipment estimated useful lives				7 years	7 years	7 years
Leasehold Improvements [Member]
Property and equipment estimated useful lives				10 years	10 years	10 years
Furniture and Fixtures [Member]
Property and equipment estimated useful lives				7 years	7 years	7 years
ASU 2016-13 [Member]
Change in Accounting Principle, Accounting Standards Update, Adopted					true	true
Change in Accounting Principle, Accounting Standards Update, Adoption Date					Jan. 01, 2023	Jan. 01, 2023
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect					true	true